Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 81
2026	63
2027	32
2028	19
2029	13
Thereafter	5
Total	213
Interest	(17)
Present value of lease liabilities	$ 196	$ 177